Property and Equipment, Net - Summary of Property and Equipment, Movement for the Period (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 18,850	R$ 73,039	R$ 74,202	R$ 67,682
Additions	5,389	20,882	7,911	26,392
Disposals	(398)	(1,541)	(199)	(710)
Depreciation for the year	(3,147)	(12,196)	(8,528)	(17,289)
Tranfers	0	0
Net exchange differences arising from translation adjustments	(419)	(1,625)	(347)	(1,873)
Monetary correction gain, net	680	2,634
Impairment	(912)	(3,535)
Sale from Mexico operation	(303)	(1,169)
Ending balance	$ 19,740	76,489	73,039	74,202
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		36,464	34,753	33,463
Additions		185	358	10,903
Disposals		(726)		(180)
Depreciation for the year		(5,742)	(1,944)	(9,833)
Tranfers		215	3,340	602
Net exchange differences arising from translation adjustments		(157)	(43)	(202)
Monetary correction gain, net		366
Impairment		(366)
Sale from Mexico operation		0
Ending balance		30,239	36,464	34,753
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,612	13,799	13,596
Additions		243	207	2,569
Disposals		(75)		(76)
Depreciation for the year		(2,354)	(1,444)	(2,012)
Tranfers		18,733	131
Net exchange differences arising from translation adjustments		(322)	(81)	(278)
Monetary correction gain, net		493
Impairment		(681)
Sale from Mexico operation		(125)
Ending balance		28,524	12,612	13,799
Computer hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,220	13,946	10,259
Additions		1,308	2,018	7,403
Disposals		(499)	(23)	(220)
Depreciation for the year		(3,160)	(3,925)	(4,054)
Tranfers			206	673
Net exchange differences arising from translation adjustments		(70)	(2)	(115)
Monetary correction gain, net		52
Impairment		(166)
Sale from Mexico operation		(180)
Ending balance		9,505	12,220	13,946
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,668	4,774	5,932
Additions		772	543	758
Disposals		(39)	(7)	(39)
Depreciation for the year		(422)	(657)	(725)
Tranfers		1,602	205
Net exchange differences arising from translation adjustments		(961)	(190)	(1,152)
Monetary correction gain, net		1,663
Impairment		(2,146)
Sale from Mexico operation		(769)
Ending balance		4,368	4,668	4,774
Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,165	3,282	2,995
Additions		632	701	1,218
Disposals		(202)	(17)	(194)
Depreciation for the year		(491)	(524)	(629)
Tranfers		14	755	11
Net exchange differences arising from translation adjustments		(115)	(32)	(119)
Monetary correction gain, net		61
Impairment		(176)
Sale from Mexico operation		(95)
Ending balance		3,793	4,165	3,282
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		78	263	150
Additions				157
Disposals		0	(152)	(1)
Depreciation for the year		(27)	(34)	(36)
Tranfers		0
Net exchange differences arising from translation adjustments		0	1	(7)
Monetary correction gain, net		(1)
Impairment		0
Sale from Mexico operation		0
Ending balance		50	78	263
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,832	3,385	1,287
Additions		17,742	4,084	3,384
Disposals		0
Depreciation for the year		0
Tranfers		(20,564)	(4,637)	(1,286)
Net exchange differences arising from translation adjustments		0
Monetary correction gain, net		0
Impairment		0
Sale from Mexico operation		0
Ending balance		R$ 10	R$ 2,832	R$ 3,385